Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Balances and Transactions
23. RELATED PARTY BALANCES AND TRANSACTIONS
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2020 and 2021:

Name of related parties	Relationship with the Group
Everest	Controlled by the ultimate controlling party of a principal shareholder of the Group

CMAB Biopharma (Suzhou) Inc.	Controlled by the ultimate controlling party of a principal shareholder of the Group before April 30, 2021

Tasly Pharmaceutical Group Co., Ltd.	Controlled by the ultimate controlling party of a principal shareholder of the Group before December 9, 2021

Jiangsu Taslydiyi Pharmaceutical Co., Ltd.	Controlled by the ultimate controlling party of a principal shareholder of the Group before December 9, 2021

I-Mab Biopharma (Hangzhou) Co., Limited	Subsidiary of the Group before September 15, 2020; Affiliate of the Group after September 15, 2020

Details of related party balances as of December 31, 2020 and 2021 are as follows:
Prepayments and other receivables

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	21,212	8,079	1,268

Accruals and other payables

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2.5)
Jiangsu Taslydiyi Pharmaceutical Co., Ltd.	2,395	5,092	799

Details of related party transactions for the years ended December 31, 2019, 2020 and 2021 are as follows:

Receipt of CRO and CMC services - recognized in research and development expenses

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
CMAB Biopharma (Suzhou) Inc.	—	681	—	—
Jiangsu Taslydiyi Pharmaceutical Co., Ltd.	—	2,395	2,697	423
Tasly Pharmaceutical Group Co., Ltd.	5,590	—	—	—
I-Mab Hangzhou	—	—	2,465	387

Receipt of research and development funding

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2.5)
Everest (Note 18)	53,148	—	—	—

Collection of loan to an affiliate

	For the year ended December 31,
	2020	2021
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou (4)	52,000	—	—

(4)
In July 2019 and July 2020,
I-Mab
Shanghai provided an interest free loan to
I-Mab
Hangzhou of RMB2,000 and RMB50,000 respectively to finance
I-Mab
Hangzhou’s operation. These loans were repaid in November 2020.

Expenses paid on behalf of an affiliate

	For the year ended December 31,
	2020	2021
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	21,212	17,649	2,770

Provision of FTE and other services - recognized in other income

	For the year ended December 31,
	2020	2021
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	—	11,691	1,834

Amounts received on behalf of an affiliate

	For the year ended December 31,
	2020	2021
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	—	281	44

Amounts received related to the sublicense agreement

	For the year ended December 31,
	2020	2021
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou (5)	—	19,102	2,998

(5)
In November 2016, the Company, as the licensee, entered into a license and sublicense agreement with Ferring International Center SA (“Ferring”), with respect to Olamkicept (TJ301), a potential highly differentiated IL-6 blocker for ulcerative colitis and other autoimmune diseases (the “Ferring Agreement”). Under the Ferring Agreement, Ferring granted to I-Mab an exclusive license to research, commercially develop, make, import, use, sell, dispose of, offer to sell or dispose of the licensed product in China (including Hong Kong, Macau), Taiwan and Korea. In July 2018, the Company sub-licensed the above license to I-Mab Hong Kong. In September 2020, I-Mab Hong Kong agreed to assign all rights and obligations/ownership of Target Pipelines (including TJ301) to I-Mab Hangzhou (see Note 10 (a)). The rights and interests of TJ301 were exclusively sublicensed to I-Mab Hangzhou. In the second half year of 2021, I-Mab Hangzhou achieved one of the development milestones by completing the Phase IIA study report in China. Upon the achievement of the milestone, I-Mab Hangzhou made a milestone payment with the amount of US$3 million to I-Mab Hong Kong. As I-Mab Hangzhou’s payment of US$3 million is just passthrough payment to I-Mab, and will be eventually paid to Ferring, which does not have any financial impact to I-Mab. The Company recorded it as a payable to Ferring in the consolidated balance sheets for the year ended December 31, 2021.

Amounts paid by an affiliate on behalf of the Group

	For the year ended December 31,
	2020	2021
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	—	25,448	3,993